Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Large Cap Securities Fund, Inc.
Entity Central Index Key	0000030146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000000105 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Large Cap Securities Fund, Inc.
Class Name	BNY Mellon Large Cap Securities Fund, Inc.
Trading Symbol	DREVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Large Cap Securities Fund, Inc. (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Large Cap Securities Fund, Inc.	$35	0.69%*
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69% [1]
Net Assets	$ 2,271,000,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	16.23%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,271	50	16.23%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	Annualized.